VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Banks : 9.7%
Bank for Foreign Trade of
Vietnam JSC * 8,475,605 $ 32,720,843
Saigon - Hanoi Commercial
Joint Stock Bank * 25,148,656 11,766,136
Vietnam Export Import
Commercial JSB * 12,910,340 9,632,350
54,119,329
Capital Goods : 8.7%
Development Investment
Construction JSC * 7,370,286 9,723,227
Gelex Group JSC * 9,355,164 9,361,898
Ha Do Group JSC * 2,687,400 3,192,403
Hoang Huy Investment
Financial Services JSC 8,809,820 5,401,887
IDICO Corp. JSC 2,628,610 6,233,606
Tasco JSC * 11,766,900 9,348,979
Vietnam Construction and
Import-Export JSC * 5,431,619 5,590,319
48,852,319
Energy : 2.0%
PetroVietnam Drilling & Well
Services JSC * 3,969,788 5,162,980
PetroVietnam Technical
Services Corp. 3,938,500 6,194,858
11,357,838
Financial Services : 18.1%
FPT Securities JSC 3,064,600 7,838,746
Sai Gon-Ha Noi Securities JSC * 8,933,950 7,422,439
SSI Securities Corp. 20,020,108 31,607,283
Vietcap Securities JSC 7,931,050 17,173,756
VIX Securities JSC * 17,100,417 14,472,032
VNDirect Securities Corp. * 24,753,180 23,173,886
101,688,142
Food, Beverage & Tobacco : 18.6%
HAGL JSC * 11,717,400 6,121,038
Hoang Anh Gia Lai
International Agriculture JSC * 14,615,300 2,516,932
KIDO Group Corp. 2,642,930 6,672,612
Masan Group Corp. * 8,253,176 25,298,407
Saigon Beer Alcohol Beverage
Corp. 3,522,800 8,126,343
Thanh Thanh Cong - Bien Hoa
JSC * 8,542,499 4,306,847
Vietnam Dairy Products JSC 15,046,841 41,083,937
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Vinh Hoan Corp. 3,144,160 $ 10,055,381
104,181,497
Insurance : 0.8%
Bao Viet Holdings 2,650,596 4,629,149
Underline
Materials : 11.7%
Duc Giang Chemicals JSC 3,025,032 15,117,688
Hoa Phat Group JSC * 28,499,697 35,111,725
Hoa Sen Group * 4,399,001 4,268,017
PetroVietNam Ca Mau Fertilizer
JSC 3,489,800 5,003,454
Petrovietnam Fertilizer &
Chemicals JSC 4,299,500 6,286,234
65,787,118
Real Estate Management & Development :
27.8%
CEO Group JSC * 6,078,700 5,734,031
Dat Xanh Group JSC * 6,136,566 4,951,406
Khang Dien House Trading and
Investment JSC * 2,634,524 4,026,819
Kinh Bac City Development
Holding Corp. * 5,903,400 8,465,614
Novaland Investment Group
Corp. * 24,103,458 17,166,948
Phat Dat Real Estate
Development Corp. * 8,725,900 11,302,472
Van Phu - Invest Investment
JSC * 3,057,560 7,275,501
Vincom Retail JSC * 12,482,722 12,913,135
Vingroup JSC * 23,848,949 45,791,701
Vinhomes JSC 144A * 21,933,067 38,304,563
155,932,190
Transportation : 1.4%
Vietjet Aviation JSC * 1,933,940 8,048,689
Underline
Utilities : 1.1%
PetroVietnam Power Corp. * 12,864,710 5,940,639
Underline
Total Common Stocks
(Cost: $440,629,954) 560,536,910
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,157)
DCVFMVN Diamond ETF 62,610 77,871
Underline
Total Investments: 99.9%
(Cost: $440,672,111) 560,614,781
Other assets less liabilities: 0.1% 471,760
NET ASSETS: 100.0% $ 561,086,541
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $38,304,563, or 6.8% of net assets.